Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 719		$ (23,181,522)	$ (23,180,803)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Accretion of Class A common stock subject to possible redemption				(2,817,507)	(2,817,507)
Excise tax payable attributable to redemption of common stock
Net loss				13,521,299	13,521,299
Balance at Dec. 31, 2022		$ 719		(12,477,730)	(12,477,011)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Accretion of Class A common stock subject to possible redemption				(2,355,234)	(2,355,234)
Reduction of Deferred Underwriting Fee
Net loss				(1,694,692)	(1,694,692)
Balance at Mar. 31, 2023		$ 719		(16,527,656)	(16,526,937)
Balance (in Shares) at Mar. 31, 2023		7,187,500
Balance at Dec. 31, 2022		$ 719		(12,477,730)	(12,477,011)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Accretion of Class A common stock subject to possible redemption				(3,686,450)	(3,686,450)
Excise tax payable attributable to redemption of common stock				(2,472,591)	(2,472,591)
Net loss				(5,848,628)	(5,848,628)
Balance at Dec. 31, 2023		$ 719		(24,485,399)	(24,484,680)
Balance (in Shares) at Dec. 31, 2023		7,187,500
Accretion of Class A common stock subject to possible redemption			(352,674)		(352,674)
Reduction of Deferred Underwriting Fee				3,877,656	3,877,656
Consideration for non-redemption agreement			763,446		763,446
Net loss				(4,236,183)	(4,236,183)
Balance at Mar. 31, 2024		$ 719	$ 410,772	$ (24,843,926)	$ (24,432,435)
Balance (in Shares) at Mar. 31, 2024		7,187,500